Borrowing Arrangements - Related Party - Bridge Note (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 30, 2022	May 19, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2022
Borrowing Arrangements Related Party
Loss on extinguishment of debt			$ (51,903)	$ (319)
Bridge Note
Borrowing Arrangements Related Party
Obligation of debt					$ 5,000
Advanced from principal amount	$ 4,600
Interest rate of per annum		12.00%
Carrying value of extinguished debt			4,477
Fair value of embedded derivative		$ 100
Fair value of Bridge Note			(16,106)
Loss on extinguishment of debt			(11,629)
Bridge Note | Convertible Debt
Borrowing Arrangements Related Party
Fair value change on derivatives			61
Loss on extinguishment of debt			$ 11,600